SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from external customers:
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
PTNR
Revenues from external customers:
Revenues	$ 68,089	$ 68,474	$ 72,495
PTNR | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	23.00%	17.00%	17.00%
Petrobras
Revenues from external customers:
Revenues	$ 64,368	$ 63,098	$ 94,588
Petrobras | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	21.00%	16.00%	22.00%
Jordan
Revenues from external customers:
Revenues	$ 57,535	$ 57,337	$ 57,144
Jordan | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	19.00%	14.00%	13.00%
KNPC
Revenues from external customers:
Revenues	$ 40,379	$ 48,093	$ 47,646
KNPC | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	13.00%	12.00%	11.00%
Dubai Supply Authority
Revenues from external customers:
Revenues	$ 0	$ 56,823	$ 44,726
Dubai Supply Authority | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	0.00%	14.00%	10.00%